Finance result, net (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance result, net
Interests income		SFr 9,165	SFr 63,964
Interests expense on leases	SFr (1,934)	(1,938)	(2,221)
Interests cost	(487)	(1,609)	(1,644)
Foreign exchange gains /(losses)	(13,126)	17,430	(317,285)
Finance result	SFr (15,547)	SFr 23,048	SFr (257,186)	[1]

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented